FAIR VALUE - Significant unobservable inputs used in the level 3 fair value measurements (Details) - CAD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
FAIR VALUE
Financial assets at fair value through FVTPL	$ 488,781	$ 685,662	$ 1,513,331
Recurring fair value measurements | Convertible debentures | Level 3
FAIR VALUE
Financial liabilities at fair value through FVTPL	13,020,932	14,477,841
Recurring fair value measurements | Convertible debentures | Level 3 | Black-Scholes option pricing model
FAIR VALUE
Financial liabilities at fair value through FVTPL	13,020,932	14,477,841
Recurring fair value measurements | Investments | Level 3
FAIR VALUE
Financial assets at fair value through FVTPL	488,781	685,662
Recurring fair value measurements | Investments | Level 3 | Quoted market prices and recent transactions of similar instruments
FAIR VALUE
Financial assets at fair value through FVTPL	$ 488,781	$ 685,662